Stockholders' Equity	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
Stockholders' Equity
Stockholders' Equity
We have authorized 50,000,000 shares of preferred stock, par value $1.00, none of which has been issued.
We maintain an equity incentive plan (the “2014 Stock Incentive Plan” or the “Plan”), which became effective on February 10, 2015, following the Spin-Off from Orbital ATK. Orbital ATK maintained similar plans: the 1990 Equity Incentive Plan, the Non-Employee Director Restricted Stock Plan, and the 2005 Stock Incentive Plan, which governed the awards granted to employees and directors prior to the Spin-Off. The 2014 Stock Incentive Plan was established to govern the awards granted to our employees and directors under the prior Orbital ATK plans and provides for awards of stock options, restricted stock and restricted stock units, performance awards, and total stockholder return performance awards ("TSR awards") that will be granted to certain of our employees and directors subsequent to the Spin-Off. We issue treasury shares upon the payment of performance awards, TSR awards, and restricted stock units, grant of restricted stock, or exercise of stock options and are accounted for as equity-based compensation awards.
Disclosures prior to February 10, 2015 represent our portion of the plans maintained by Orbital ATK in which our employees and directors participated. There are four types of awards outstanding that were issued under Orbital ATK's stock incentive plans: performance awards, TSR awards, restricted stock, and stock options. Orbital ATK issued treasury shares upon the payment of performance awards, TSR awards, and restricted stock units, grant of restricted stock, or exercise of stock options and are accounted for as equity-based compensation awards. On February 10, 2015, Orbital ATK converted or adjusted outstanding stock options and restricted stock to include both Orbital ATK shares and Vista Outdoor shares to replace awards denominated in Orbital ATK common shares. Performance shares and TSR awards were converted to restricted stock units or restricted stock and will vest over the remaining vesting period of the awards. The manner of conversion for each award reflected a mechanism intended to preserve the intrinsic value of each award, and generally on terms which were in all material respects identical to the terms of the awards it replaced.
As of March 31, 2016, we are authorized to issue up to 5,750,000 common shares under the 2014 Stock Incentive Plan, plus additional shares issuable pursuant to awards granted immediately prior to the Spin-Off in respect of equity-based awards of Orbital ATK granted under the Orbital ATK Stock Plans that were outstanding immediately prior to the Spin-Off and converted into awards subsequent to the Spin-Off. As of March 31, 2016, 4,792,877 common shares are available to be granted.
As of March 31, 2016, there were up to 202,983 shares reserved for performance awards for key employees. Performance shares are valued at the fair value of our stock as of the grant date and expense is recognized based on the number of shares expected to vest under the terms of the award under which they are granted. Of these shares,

•	up to 105,713 shares will become payable only upon achievement of certain performance goals, including sales and return on invested capital, for the fiscal year 2017 through fiscal year 2019 period.

•	up to 97,270 shares will become payable only upon achievement of certain performance goals, including sales and return on invested capital, for the fiscal year 2016 through fiscal year 2018 period.

As of March 31, 2016, there were up to 109,299 TSR awards reserved for key employees.

•	up to 56,923 shares will become payable only upon achievement of certain total shareholder return targets, for the fiscal year 2017 through fiscal year 2019 period.

•	up to 52,376 shares will become payable only upon achievement of certain performance goals, including sales and return on invested capital, for the fiscal 2016 through fiscal 2018 period.
The weighted average fair value per TSR award granted was $69.50 and $57.49 during fiscal years 2016 and 2015, respectively. We used an integrated Monte Carlo simulation model to determine the fair value of these awards. The Monte Carlo model calculates the probability of satisfying the market conditions stipulated in the award. This probability is an input into the trinomial lattice model used to determine the fair value of the awards as well as the assumptions of other variables, including the risk-free interest rate and expected volatility of our stock price in future periods. The risk-free rate is based on the U.S. dollar-denominated U.S. Treasury strip rate with a remaining term that approximates the life assumed at the date of grant. The weighted average assumptions used in estimating the value of the TSR awards were as follows:

	Fiscal 2016	Fiscal 2015
Risk-free rate	1.03%	0.93%
Expected volatility	30.72%	33.25%
Expected dividend yield	—%	—%
Expected award life	3	3

Restricted stock granted to non-employee directors and certain key employees totaled 89,118 shares in fiscal year 2016, and 174,818 shares in fiscal year 2015. Restricted shares vest over periods generally ranging from one to four years from the date of award and are valued at the fair market value of common stock as of the grant date.
Restricted stock units granted to certain key employees and non-employee directors totaled 91,434 shares in fiscal year 2016, and 132,541 shares in fiscal year 2015. Restricted stock units vest over periods generally ranging from one to three years from the date of award and are valued at the fair market value of common stock as of the grant date.
Stock options may be granted periodically, with an exercise price equal to the fair market value of common stock on the date of grant, and generally vest from one to three years from the date of grant. Options are generally granted with ten-year terms.
The weighted average fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model and represents the difference between fair market value on the date of grant and the estimated market value on the expected exercise date. The option pricing model requires us to make assumptions. The risk-free rate is based on U.S. Treasury zero-coupon issues with a remaining term that approximates the expected life assumed at the date of grant. Expected volatility is based on the average volatility of similar type public companies stock over the past seven years. The expected option life is based on the contractual term of the stock option and expected employee exercise and post-vesting employment termination trends. The weighted average fair value of options granted was $14.97, $14.94, and $35.34 during fiscal years 2016, 2015, and 2014, respectively. The following weighted average assumptions were used for grants:

	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014
Risk-free rate	1.6%	1.59%	1.86%-2.07%
Expected volatility	23.47%	30.22%	25.95%-26.71%
Expected dividend yield	—%	—%	1.27%-1.58%
Expected option life	7 years	7 years	7 years

Total pre-tax stock-based compensation expense of $12,279, $3,012, and $2,398 was recognized during fiscal 2016, 2015, and 2014, respectively. The total income tax benefit recognized in the consolidated and combined statements of comprehensive income for share-based compensation was $4,963, $420, and $920 during fiscal years 2016, 2015, and 2014, respectively.
A summary of our stock option activity is presented below. Note that the activities presented for fiscal year 2015 prior to the Spin-Off and fiscal year 2014 represent the stock options held by our employees under the Orbital ATK long-term incentive award program in Orbital ATK shares. Subsequent to the Spin-Off shares represent those stock options outstanding in our stock.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (per option)
Outstanding at March 31, 2013	126,972	$60.99
Granted	31,541	129.60
Exercised	(300)	54.84
Forfeited/expired	(450)	54.84
Outstanding at March 31, 2014	157,763	$74.74	8.3	$67.41
Conversion related to Spin-Off(a)	383,047
Granted	67,710	$42.75
Exercised	—
Forfeited/expired	—
Outstanding at March 31, 2015	608,520	$22.47	7.8	$20.35
Granted	70,821	52.09
Exercised	(66,670)	17.60
Forfeited/expired	—
Outstanding at March 31, 2016	612,671	$26.42	7.4	$25.51
Options exercisable at:
March 31, 2014	64,289	$59.26	8.3	$82.59
March 31, 2015	438,980	$18.53	7.3	$24.29
March 31, 2016	472,737	$20.56	6.8	$31.35

(a) The the number of stock options and the weighted average grant date fair value of the stock options converted is equal to the number of stock options and weighted average grant date fair value of such stock options prior to the Spin-Off, adjusted for the 2 for 1 stock conversion and for the Spin-Off conversion adjustment. Included in the conversion related to Spin-Off are awards related to employees both within our Company and remaining at Orbital ATK as a result of the Spin-Off.
The total intrinsic value of options exercised was $1,970 during fiscal year 2016. There were no options exercised during fiscal year 2015. The total intrinsic value of options exercised was $6 during fiscal year 2014. Total cash received from options exercised was $1,173 and $16 during fiscal years 2016 and 2014, respectively.
A summary of our performance share award, TSR award, restricted stock activity is presented below. Note that the activities presented for fiscal year 2015 prior to the Spin-Off and fiscal year 2014 represent the restricted stock held by our employees under the Orbital ATK long-term incentive award program in Orbital ATK shares. Subsequent to the Spin-Off shares represent those stock options outstanding in our stock

	Shares	Weighted Average Grant Date Fair Value
Nonvested at March 31, 2013	317,580	$64.78
Granted	85,152	123.56
Canceled/forfeited	(73,909)	69.06
Vested	(83,155)	66.90
Nonvested at March 31, 2014	245,668	$83.15
Conversion related to Spin-Off(a)	88,657
Granted	342,863	47.29
Canceled/forfeited	—	—
Vested	(68,151)	20.88
Nonvested at March 31, 2015	609,037	$29.13
Granted	251,754	53.35
Canceled/forfeited	(31,265)	69.05
Vested	(80,756)	61.82
Nonvested at March 31, 2016	748,770	$32.08

(a) The number of performance share awards, TSR awards, and shares of restricted stock and the weighted average grant date fair value converted is equal to the number of shares and weighted average grant date fair value of such prior to the Spin-Off, adjusted for the 2 for 1 stock conversion and for the Spin-Off conversion adjustment. Included in the conversion related to Spin-Off are awards related to employees both within our Company and remaining at Orbital ATK as a result of the Spin-Off, as well as the conversion of all outstanding TSR and performance shares into restricted stock units.

As noted above, upon the Spin-Off from Orbital ATK certain performance shares and TSR awards were converted to restricted stock units and will vest over the remaining vesting period of the awards. Additionally, certain key employees received restricted stock unit grants during fiscal years 2016 and 2015, which will vest over the next one to three years. These restricted stock units will be settled with the issuance of shares upon vesting. A summary of our restricted stock unit award activity is presented below.

	Shares	Weighted Average Grant Date Fair Value
Nonvested at March 31, 2014	—	—
Conversion related to Spin-Off(a)	250,534	$20.74
Granted	132,541	42.75
Canceled/forfeited	—	—
Vested	(123,208)	15.21
Nonvested at March 31, 2015	259,867	$34.59
Granted	91,434	51.64
Canceled/forfeited	(22,788)	63.53
Vested	(61,692)	67.32
Nonvested at March 31, 2016	266,821	$30.40

(a) The number of restricted stock units converted represents the conversion of TSR and performance shares issued for long term incentive plans issued prior to the Spin-Off converted into restricted stock units to be vested over one to three years for certain key employees.
As of March 31, 2016, the total unrecognized compensation cost related to nonvested stock-based compensation awards was $24,696 and is expected to be realized over a weighted average period of 2.3 years.
Share Repurchases
On February 25, 2015, our Board of Directors authorized a new share repurchase program of up to $200,000 worth of shares of our common stock, executable over the next two years. The shares may be purchased from time to time in open market, block purchase, or negotiated transactions, subject to compliance with applicable laws and regulations. The new repurchase authorization also allows us to make repurchases under Rule 10b5-1 of the Securities Exchange Act of 1934. During fiscal year 2016, we repurchased 3,179,086 shares for $142,200. During fiscal year 2015, we repurchased 162,000 shares for $6,870.